PROPERTY AND EQUIPMENT (Details) - Schedule of property, plant and equipment - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	$ 177,383	$ 177,383	$ 177,383
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	619,955	619,955	619,955
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	506,076	502,277	462,508
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	7,733	7,733	7,733
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	373,360	373,360	162,128
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	444,582	429,850	0
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	503,309	503,309	33,239
Property, plant, and equipment, gross	2,632,398	2,613,867	1,462,946
Less: accumulated depreciation	(776,779)	(691,823)	(508,878)
Total	$ 1,855,619	$ 1,922,044	$ 954,068